Note 28 - Net Assets of Disposal Group Classified As Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of discontinued operations net income components [text block]
	Year ended December 31,
	2017	2016
Income from discontinued operations	1,848	41,411
After tax gain on the sale of Conduit	89,694	-
Net Income for discontinued operations	91,542	41,411

Disclosure of sale of discontinued operations [text block]
Cash received	331,295
Transaction and other costs	(3,663)
Carrying amount of net assets sold	(137,814)
Gain on sale before income tax	189,817
Income tax expense on gain	(100,123)
Gain on sale after income tax	89,694

Disclosure of discontinued operations [text block]
(all amounts in thousands of US dollars, unless otherwise stated)	2017	2016	2015
Net sales	11,899	234,911	197,630
Cost of sales	(7,403)	(136,587)	(137,318)
Gross profit	4,496	98,324	60,312
Selling, general and administrative expenses	(2,041)	(32,238)	(30,678)
Other operating income & expenses	(1)	(248)	(1)
Operating income	2,454	65,838	29,633
Finance Income (expenses), net	(9)	(88)	(382)
Income before income tax	2,445	65,750	29,251
Income tax	(597)	(24,339)	(10,121)
Net income	1,848	41,411	19,130

Earnings per share attributable to discontinued operations:
Weighted average number of ordinary shares (thousands)	1,180,537	1,180,537	1,180,537
Discontinued operations:
Basic and diluted earnings per share (U.S. dollars per share)	0.00	0.04	0.02
Basic and diluted earnings per ADS (U.S. dollars per ADS)	0.00	0.07	0.03
	2017	2016	2015
Cash at the beginning	18,820	15,343	13,848
Cash at the end	206	18,820	15,343
(Decrease) Increase in cash	(18,614)	3,477	1,495

(Used in) provided by operating activities	(3,046)	24,535	42,701
Provided by (used in) investing activities	32	(1,058)	(1,206)
Used in financing activities	(15,600)	(20,000)	(40,000)
ASSETS	At January 19, 2017		At December 31, 2016
Non-current assets
Property, plant and equipment, net	41,438		41,470
Intangible assets, net (*)	45,894	87,332	45,894	87,364
Current assets
Inventories, net	29,349		29,819
Receivables and prepayments, net	1,157		451
Trade receivables, net	38,620		33,620
Cash and cash equivalents	206	69,332	163	64,053
Total assets of disposal group classified as held for sale		156,664		151,417
LIABILITIES
Non-current liabilities
Deferred tax liabilities	5,294		4,696
Other liabilities	-	5,294	680	5,376
Current liabilities
Current tax liabilities	65		4,100
Other liabilities	2,913		1,668
Trade payables	10,578	13,556	6,950	12,718
Total liabilities of disposal group classified as held for sale		18,850		18,094